STOCKHOLDERS' EQUITY (Details Textual) (USD $)	12 Months Ended			0 Months Ended	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013	May 16, 2014	Dec. 31, 2012	Aug. 01, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Payments of Stock Issuance Costs	$ 40,000		$ 257,000
Share-based Compensation, Total	1,571,000		1,072,000
Development Stage Entities, Stock Issued, Value, Issued for Noncash Consideration	150,000
Common Stock, Capital Shares Reserved for Future Issuance						5,000,000
Stock Issued During Period, Value, Issued for Services	40,000
Maximum Amount Of Stock To Be Issued Under Stock Purchase Agreement	15,000
Stock Purchase And Registration Rights Agreement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Proceeds from Issuance of Private Placement				5,000,000
Stock Purchase And Registration Rights Agreement [Member] | Private Placement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Issued During Period, Shares, Other				4,000,000
Shares Issued, Price Per Share				$ 1.25
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Total	581,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition	1 year 9 months 22 days
Number of Options, Exercised	60,214		0
Share-based Compensation, Total	1,007,000		284,000
Proceeds from Stock Options Exercised	0		0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value	2,193,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value	2,130,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	1,543,000		0
Nonemployee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Total	500
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition	1 year 18 days
Number of Options, Exercised	318,763		0
Share-based Compensation, Total	(75,000)		451,000
Proceeds from Stock Options Exercised	1,000		0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value	1,475,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value	1,475,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	6,000		164,108
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Total	166,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition	1 year 29 days
Share-based Compensation, Total	639,000		337,000
Equity Incentive Plan 2013 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized			14,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period	9,019,872
Employees [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period	50,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value	57,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period	5,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number	45,000
Mr Darwish’s [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	223,000
Director [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period	373,000
Mr Shai Novik [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	75,000
Mr Ram Shaffir [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	75,000
Executive Officer and Chairman of Board [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period			800,000
Consultant [Member] | Nonemployee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options, Exercised					245,798
Consultant [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period	105,684
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value	180,000
Series A Preferred Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Preferred Stock, Shares Outstanding	11,794,568
Merger Agreement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stockholders Equity Note, Changes in Capital Structure, Subsequent Changes to Number of Common Shares	40,000,000
Stockholders Equity, Reverse Stock Split	7.68-for-1
Stock Units Issued, Price Per Unit	1.25
Warrants Exercise Price	$ 1.25
Proceeds from Issuance of Private Placement	3,112,000
Standby Equity Distribution Agreement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Advance Payment Maximum Amount	500,000
Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Issued During Period Shares Common Stock And Warrants Net Of Expenses	4,000,000		2,490,000
Stock To Be Issued Upon Exercise Of Warrant Rights	7,603,795
Convertible Preferred Stock, Shares Issued upon Conversion	11,794,568
Number of Options, Exercised	378,977
Stock Options Exercised	378,977
Stock Options Exercise Price	$ 0.0013
Stock Issued, Shares, Issued for Noncash Consideration	103,301
Development Stage Entities, Stock Issued, Value, Issued for Noncash Consideration		[1]
Stock Issued During Period, Value, Issued for Services		[1]
Stock Issued During Period, Value, Issued to Investors	48,727

[1]	Less than $1